Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Amortization	$ 57,344	$ 57,344	229,377	229,377
Research and development expenses	341,501	194,521	1,008,100	370,852
Selling, general and administrative expenses	307,373	239,562	1,259,096	1,771,937
TOTAL OPERATING EXPENSES	706,218	491,427	2,496,573	2,372,166
LOSS FROM OPERATIONS	(706,218)	(491,427)	(2,496,573)	(2,372,166)
OTHER EXPENSE (INCOME)
Change in fair value of derivative liabilities	(362,586)
Gain on settlement of debt		(51,400)	(51,400)
Other Income			(51,400)
Interest Expense	3,477,615	272	273	40,960
Interest income	(20)	(428)	(1,159)	(4)
TOTAL OTHER EXPENSE (INCOME)	3,115,009	(51,556)	(52,286)	40,956
NET LOSS	(3,821,227)	(439,871)	(2,444,287)	(2,413,122)
Deemed dividend	17,099,058	48,659	48,659	20,995
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ (20,920,285)	$ (488,530)	$ (2,492,946)	$ (2,434,117)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ (5.06)	$ (0.20)	$ (0.98)	$ (3.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	4,132,617	2,474,233	2,539,611	766,065